Mineral Property Interest (Narrative) (Details) shares in Thousands		1 Months Ended							12 Months Ended
	Sep. 10, 2020 CAD ($) shares	Dec. 29, 2023 USD ($)	Aug. 31, 2022 CAD ($)	Jul. 31, 2022 CAD ($)	Aug. 31, 2021 CAD ($)	Oct. 16, 2019 CAD ($)	Oct. 31, 2018 USD ($)	Mar. 20, 2017 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2023 USD ($)	Sep. 10, 2020 USD ($) shares	Oct. 16, 2019 USD ($)
Disclosure of mineral property interest [Line Items]
Mineral property interests										$ 31,300,000			$ 37,282,000
Canada [Member] | New Polaris [Member]
Disclosure of mineral property interest [Line Items]
Property ownership									100.00%
Net profit interest terms									subject to a 15% net profit interest which may be reduced to a 10% net profit interest within one year of commercial production by issuing 150,000 common shares
Reclamation bond										209,000			$ 219,000
Canada [Member] | Windfall Hills [Member]
Disclosure of mineral property interest [Line Items]
Property ownership									100.00%
Mineral property interests
Canada [Member] | Uduk Lake properties [Member]
Disclosure of mineral property interest [Line Items]
NSR royalty									1.50%
NSR reduction price												$ 1,000,000
NSR reduction, additional royalty									3.00%
Canada [Member] | Dunn properties [Member]
Disclosure of mineral property interest [Line Items]
NSR royalty									2.00%
Reduced NSR royalty									1.00%
NSR reduction price												$ 500,000
United States [Member] | Fondaway Canyon [Member]
Disclosure of mineral property interest [Line Items]
Property ownership								100.00%
Cash flows from (used in) exploration for and evaluation of mineral resources								$ (2,000,000)
NSR terms								For the Fondaway Canyon project, it bears both a 3% NSR and a 2% NSR. The 3% NSR has a buyout provision for an original amount of $600,000 which is subject to advance royalty payments of $35,000 per year by July 15th of each year until a gross total of $600,000 has been paid at which time the NSR is bought. A balance of $425,000 with a fair value of $183,000 was outstanding upon the closing of the Membership Agreement; a balance of $Nil remained payable as at December 31, 2023. The 2% NSR has a buyout provision of either $2 million in cash or 19.99% interest of a public entity which owns AIM if AIM were to close an initial public offering of at least $5 million
United States [Member] | Fondaway Canyon [Member] | Getchell Gold Corp [Member]
Disclosure of mineral property interest [Line Items]
NSR royalty						2.00%
Reduced NSR royalty						1.00%
NSR reduction price																$ 1,000,000
Option to sell, percentage						100.00%
Option to sell, total compensation																4,000,000
Option to sell, cash compensation																2,000,000
Option to sell, share compensation																$ 2,000,000
Option to sell, minimum annual work commitment						$ 1,450,000
Gain on option exercised		$ 738,000
United States [Member] | Corral Canyon [Member]
Disclosure of mineral property interest [Line Items]
Mineral property interests
United States [Member] | Silver King [Member] | Brownstone Ventures (US) Inc. [Member]
Disclosure of mineral property interest [Line Items]
NSR royalty							2.00%
Reduced NSR royalty							1.00%
NSR reduction price							$ 1,000,000
Cash flows from (used in) exploration for and evaluation of mineral resources									$ 12,000	$ 12,000
Option to sell, percentage							100.00%
Option to sell, cash compensation							$ 240,000
Option to sell, early option exercise payment							$ 120,000
United States [Member] | Lightning Tree [Member] | Ophir Gold Corp. [Member]
Disclosure of mineral property interest [Line Items]
NSR royalty	2.50%
Reduced NSR royalty	1.00%
NSR reduction price	$ 1,000,000
Cash flows from (used in) exploration for and evaluation of mineral resources			$ 50,000		$ 25,000
Option to sell, percentage	100.00%
Option to sell, cash compensation	$ 137,500
Option to sell, share compensation (in shares) | shares	2,500														2,500
Option to sell, warrant compensation (in warrants) | shares	2,500														2,500
Option to sell, aggregate exploration expenditures															$ 4,000,000
Shares received in sale of mineral property interest (in shares) | shares											1,250
Shares received in sale of mineral property interest											$ 159,600
Warrants received in sale of mineral property interest (in warrants) | shares											1,250
Warrants received in sale of mineral property interest											$ 5,000
United States [Member] | Hot Springs Point [Member]
Disclosure of mineral property interest [Line Items]
NSR royalty				3.00%
Cash flows from (used in) exploration for and evaluation of mineral resources				$ 480,000
Option to sell, percentage				100.00%